Contract Liabilities - Summary of Revenue Recognized from Contract Liabilities (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Spider Net Ecosystem Solutions Income [Member]
Statement [Line Items]
Revenue recognized that was included in the contract liability balance at the beginning of the year	$ 39,121	$ 35,722